Summary of Significant Accounting Policies and Significant Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies and Significant Concentrations and Risks
Schedule of revenues from customers located in Germany, USA and Peoples' Republic of China

	Year ended
	December 31, 2010	% of net revenue	December 31, 2011	% of net revenue	December 31, 2012		% of net revenue
	RMB		RMB		RMB	US$

Germany	7,078,239	57%	6,595,109	45%	4,765,312	764,885	42%
USA	1,216,962	10%	2,137,219	15%	1,600,695	256,929	14%
PRC	745,917	5%	3,261,886	22%	2,653,341	425,891	23%
Total	9,041,118	72%	11,994,214	82%	9,019,348	1,447,705	79%

Schedule of sales to one major customer, which exceeded 10% of the Company's net revenue
		Year ended December 31,
	Location	2010	% of net revenue	2011	% of net revenue	2012		% of net revenue
		RMB		RMB		RMB	US$

Customer A	Germany	1,501,037	12%	1,240,351	8%	768,526	123,357	7%

Schedule of accounts receivable to one major customer, which exceeded 10% of the Company's net revenue
		December 31,
	Location	2011	2012
		RMB	RMB	US$

Customer A	Germany	24,254	29,777	4,780

Schedule of advances made to individual suppliers in excess of 10% of total prepayments to suppliers

		December 31,
	Location	2011	2012
		RMB	RMB	US$
Supplier A	Singapore	217,381	184,523	29,618
Supplier B	South Korea	332,962	230,108	36,935
Supplier C	Germany	875,645	958,284	153,815
Total		1,425,988	1,372,915	220,368

Concentrations of cash balances held at financial institutions

	December 31, 2011		December 31, 2012
	Original currency	RMB equivalents	Original currency	RMB equivalents
Cash held by financial institutions located in:
PRC:
Denominated in RMB	2,391,014	2,391,014	1,006,387	1,006,387
Denominated in U.S. dollar (US$)	197,529	1,244,612	98,542	619,383
Denominated in European monetary unit (EURO)	15,693	128,091	9,479	78,841
Denominated in Japanese Yen (JPY)	—	—	833	61
Denominated in Great Britain Pound (GBP)	—	—	1,811	18,403
Hong Kong Special Administrative Region (the “HK SAR”):
Denominated in RMB	—	—	10	10
Denominated in US$	22,037	138,851	30,806	193,630
Denominated in EURO	1,583	12,919	5,171	43,010
Japan
Denominated in US$	—	—	404	2,555
Denominated in JPY	—	—	48,925	3,574
Singapore:
Denominated in US$	282	1,776	490	3,077
Denominated in Singapore dollar (SGD)	111	539	15	76
Europe:
Denominated in US$	127	799	890	5,610
Denominated in EURO	20,546	167,703	11,811	98,239
Demoninated in Swiss Franc(CHF)	—	—	176	1,200
US:
Denominated in US$	14,477	91,218	1,380	8,676
Total cash held by financial institutions		4,177,522		2,082,732

Restricted cash held by financial institutions located in:
PRC:
Denominated in RMB	1,372,682	1,372,682	912,446	912,446
Denominated in US$	6,488	40,883	6,845	43,023
Denominated in EURO	2,293	18,717	1,358	11,292
Denominated in CHF	—	—	13	85
Europe:
Denominated in CHF		—	5	32
Total restricted cash		1,432,282		966,878

Schedule of estimated useful lives of property, plant and equipment
Buildings	30 years
Machinery and equipment	4 -25 years
Furniture and fixtures	3 -5 years
Motor vehicles	8 -10 years

Schedule of estimated useful lives of amortizable intangible assets
Technical know-how	5.5-6 years
Customer relationships	5.5-6 years
Order backlog	1-1.5 years
Short-term supply agreements	0.5 year

Schedule of changes in the carrying amount of accrued warranty liability.

	Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Beginning balance	189,233	303,641	457,733	73,471
Warranty expense for the current year	125,155	154,092	109,915	17,643
Warranty costs incurred or claimed	(10,747)	—	(12,291)	(1,973)
Total accrued warranty cost	303,641	457,733	555,357	89,141
Less: accrued warranty cost, current portion	22,469	32,383	35,819	5,749
Accrued warranty cost, excluding current portion	281,172	425,350	519,538	83,392